Basic and Diluted Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (29,157)	$ (33,762)	$ (27,271)
Denominator:
Weighted-average shares used in computing net loss per share, basic	69,377,922	63,534,875	40,534,697	[1]
Net loss per share, basic	$ (0.42)	$ (0.53)	$ (0.67)

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 12, Shareholders’ (deficiency) equity, for details.